UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Presima Inc.
Address: 1000, place Jean-Paul-Riopelle, Suite E 400
         Centre CDP Capital
         Montreal, Quebec, Canada  H2Z 2B6

13F File Number:  028-12496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Francois Perusse-Massicotte
Title:     Chief Compliance Officer
Phone:     514-673-1476

Signature, Place, and Date of Signing:

 /s/ Francois Perusse-Massicotte   Montreal, Quebec, Canada   October 24, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    22

Form 13F Information Table Value Total:    $201,978 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BIOMED REALTY TRUST INC        COM              09063H107     1301    69500 SH       SOLE                    69500        0        0
BOSTON PROPERTIES INC          COM              101121101    13705   123900 SH       SOLE                   123900        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102     2483    38500 SH       SOLE                    38500        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     1553    64800 SH       SOLE                    64800        0        0
DCT INDUSTRIAL TRUST INC       COM              233153105     2432   375900 SH       SOLE                   375900        0        0
DIGITAL RLTY TR INC            COM              253868103    13411   192000 SH       SOLE                   192000        0        0
ENTERTAINMENT PPTYS TR         COM SH BEN INT   29380T105     3701    83300 SH       SOLE                    83300        0        0
EQUITY RESIDENTIAL             SH BEN INT       29476L107    16251   282486 SH       SOLE                   282486        0        0
HEALTH CARE REIT INC           COM              42217K106     3644    63100 SH       SOLE                    63100        0        0
HIGHWOODS PPTYS INC            COM              431284108     3970   121700 SH       SOLE                   121700        0        0
HOME PROPERTIES INC            COM              437306103    13149   214600 SH       SOLE                   214600        0        0
HOST HOTELS & RESORTS INC      COM              44107P104    18281  1138984 SH       SOLE                  1138984        0        0
ISHARES TR                     DJ US REAL EST   464287739     5667    88000 SH  PUT  SOLE                    88000        0        0
LIBERTY PPTY TR                SH BEN INT       531172104     2827    78000 SH       SOLE                    78000        0        0
MACK CALI RLTY CORP            COM              554489104     2700   101500 SH       SOLE                   101500        0        0
MID-AMER APT CMNTYS INC        COM              59522J103    12285   188100 SH       SOLE                   188100        0        0
PROLOGIS INC                   COM              74340W103    14159   404200 SH       SOLE                   404200        0        0
SENIOR HSG PPTYS TR            SH BEN INT       81721M109     5251   241100 SH       SOLE                   241100        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    35903   236500 SH       SOLE                   236500        0        0
VENTAS INC                     COM              92276F100    24626   395600 SH       SOLE                   395600        0        0
WASHINGTON REAL ESTATE INVT    SH BEN INT       939653101     3363   125400 SH       SOLE                   125400        0        0
WEINGARTEN RLTY INVS           SH BEN INT       948741103     1316    46800 SH       SOLE                    46800        0        0